Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Fair value of derivative liabilities					$ 1,413,568
Remeasurement of derivative liabilities	$ 3,190,262		$ 3,190,262		1,102,992
Debt extinguishment					500,678
Change in fair value of derivative liabilities					653,792
Issuance of convertible notes			1,929,500		959,650
Fair value commitment date			2,825,257		1,413,568
Derivative expense	895,757		895,757		653,792
Derivative Liability	$ 3,190,262		3,190,262		1,102,992
Previously Reported [Member]
Debt Instrument [Line Items]
Remeasurement of derivative liabilities					1,102,992
Change in fair value of derivative liabilities					$ 190,102
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Issuance of convertible notes			$ 2,270,000